Investments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from sale of debt securities	$ 651	$ 0	$ 0
Debt securities, unrealized investment loss position	10,209
Fair value, of investment grade	10,209
Embedded Derivatives, Assets, FV	524,178	471,192
Embedded Derivatives, Liabilities, FV	524,178	471,192
Embedded Derivatives, Increase (Decrease) in fair value	(45,101)	136,078	$ 49,225
Debt securities and cash, carrying value	27,621	8,694
Securities with a fair value	1,998	2,024
Debt securities, available for sale, at fair value over 12 months	29,569	10,667
US Government Agencies Debt Securities [Member]
Debt securities, available for sale, at fair value over 12 months	8,223	8,954
Debt Securities, Available-for-sale, Unrealized Loss under 12 months	521	$ 103
Two Securities [Member]
Debt securities, available for sale, at fair value over 12 months	1,986
Debt Securities, Available-for-sale, Unrealized Loss under 12 months	$ 12
Price impairment	6.00%